Offerings - Offering: 1	Feb. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2036
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99979
Maximum Aggregate Offering Price	$ 599,874,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,842.60
Offering Note	The securities sold in this offering are registered under the registrant's existing registration statement on Form S-3 (File No. 333-280979).